SCHEDULE OF LEASE LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating lease liability – current portion	$ 89,770	$ 113,220
Operating lease liability – non-current portion		89,251
Total	$ 89,770	$ 202,471